Major Transactions - Kargobot (Details) - Kargobot - CNY (¥) ¥ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2024
Disclosure of interests in subsidiaries, VIEs and VIEs' subsidiaries
Consideration received on share capital increase	¥ 295,000
Gain on deconsolidation	¥ 761,206	¥ 159,591
Fair value of group's investment		¥ 688,300